Long-Term Debt - Schedule of Retired Through Optional Redemptions or Payments at Maturities (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Amount	$ 691
AWCC, Senior Notes, Fixed Rate 3.40% | American Water Capital Corp. (AWCC) | Senior notes—fixed rate
Debt Instrument [Line Items]
Rate	3.40%
Amount	$ 525
Other American Water Subsidiaries, Fixed Rate Ranging From 0.00% to 5.00% | Other American Water Subsidiaries | Private activity bonds and government funded debt—fixed rate
Debt Instrument [Line Items]
Rate	0.37%
Amount	$ 145
Other American Water Subsidiaries, Fixed Rate Ranging From 0.00% to 5.00% | Other American Water Subsidiaries | Minimum | Private activity bonds and government funded debt—fixed rate
Debt Instrument [Line Items]
Rate	0.00%
Other American Water Subsidiaries, Fixed Rate Ranging From 0.00% to 5.00% | Other American Water Subsidiaries | Maximum | Private activity bonds and government funded debt—fixed rate
Debt Instrument [Line Items]
Rate	5.00%
Other American Water Subsidiaries, Fixed Rate Ranging From 8.15% to 8.58% | Other American Water Subsidiaries
Debt Instrument [Line Items]
Rate	8.23%
Other American Water Subsidiaries, Fixed Rate Ranging From 8.15% to 8.58% | Other American Water Subsidiaries | Mortgage bonds—fixed rate
Debt Instrument [Line Items]
Amount	$ 21
Other American Water Subsidiaries, Fixed Rate Ranging From 8.15% to 8.58% | Other American Water Subsidiaries | Minimum | Mortgage bonds—fixed rate
Debt Instrument [Line Items]
Rate	8.15%
Other American Water Subsidiaries, Fixed Rate Ranging From 8.15% to 8.58% | Other American Water Subsidiaries | Maximum | Mortgage bonds—fixed rate
Debt Instrument [Line Items]
Rate	8.58%